Concentration of credit risks (Tables)	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Concentration of credit risks
	Revenue concentration (% of total net sales)			Receivables concentration (% of total accounts receivable)
	Year to December 31, 2019	Year to December 31, 2018	Year to December 31, 2017	As at December 31, 2019	As at December 31, 2018
IoT operating segment
Multinational electronics contract manufacturing company	12%	8%	7%	19%	12%
International luxury watch company	6%	2%	3%	13%	4%
International packaging solutions, technology and chips	11%	3%	3%	0%	3%
International audio software and hardware solutions company	2%	0%	0%	11%	0%